SEGMENT REPORTING - Company's revenue (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue	$ 4,363,543	¥ 30,405,153	¥ 42,271,729
Cost of revenue and related tax	2,645,989	18,437,241	27,034,637
Gross profit	1,717,554	11,967,912	15,237,092
Depreciation and amortization	59,069	411,592	515,457
Total capital expenditures		1,310,630	4,694,749
Automation product and software [Member]
Revenue	3,239,389	22,572,055	28,954,379
Cost of revenue and related tax		13,991,321	18,549,248
Gross profit		8,580,734	10,405,131
Depreciation and amortization		47,122	34,489
Total capital expenditures		12,967	55,554
Equipment and accessories [Member]
Revenue	1,120,410	7,807,013	10,312,238
Cost of revenue and related tax		4,174,481	6,690,414
Gross profit		3,632,532	3,621,824
Depreciation and amortization		350,850	467,348
Total capital expenditures		0	227,575
Oilfield environmental protection [Member]
Revenue	$ 3,744	26,085	3,005,112
Cost of revenue and related tax		271,439	1,794,975
Gross profit		(245,354)	1,210,137
Depreciation and amortization		13,620	13,620
Total capital expenditures		¥ 1,297,663	¥ 4,411,620